Property, plant and equipment (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 15,844	$ 11,582
Property, plant and equipment at end of period	16,234	15,844	$ 11,582
Commitments to acquire property, plant and equipment	0			€ 0
Assets are pledged as security for liabilities	0
IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	3,373	1,247
Property, plant and equipment at end of period	2,706	3,373	1,247
Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	9,688	7,677
Property, plant and equipment at end of period	10,867	9,688	7,677
Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	1,664	1,513
Property, plant and equipment at end of period	1,835	1,664	1,513
Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	888	881
Property, plant and equipment at end of period	631	888	881
Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	230	264
Property, plant and equipment at end of period	196	230	264
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	29,802	20,653	13,970
Additions	5,219	9,430	5,574
Disposals	(105)	(217)	(110)
Translation differences	(635)	(64)	1,219
Property, plant and equipment at end of period	34,282	29,802	20,653
Cost | IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	7,938	4,889	3,906
Additions	962	3,163	733
Disposals	(105)	(217)	(110)
Translation differences	(635)	104	360
Property, plant and equipment at end of period	8,160	7,938	4,889
Cost | Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	16,462	11,721	7,741
Additions	3,353	4,923	3,335
Translation differences		(182)	645
Property, plant and equipment at end of period	19,815	16,462	11,721
Cost | Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	3,075	2,273	1,098
Additions	905	802	1,074
Translation differences			101
Property, plant and equipment at end of period	3,980	3,075	2,273
Cost | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	1,981	1,424	908
Additions		543	432
Translation differences		14	84
Property, plant and equipment at end of period	1,981	1,981	1,424
Cost | Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	346	346	317
Translation differences			29
Property, plant and equipment at end of period	346	346	346
Amortization, Depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(13,958)	(9,071)	(4,795)
Depreciation	(4,593)	(5,055)	(3,671)
Disposals	90	158	103
Translation differences	414	10	(708)
Property, plant and equipment at end of period	(18,047)	(13,958)	(9,071)
Amortization, Depreciation and impairment | IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(4,565)	(3,642)	(2,909)
Depreciation	(1,388)	(1,118)	(535)
Disposals	90	158	103
Translation differences	408	37	(301)
Property, plant and equipment at end of period	(5,454)	(4,565)	(3,642)
Amortization, Depreciation and impairment | Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	(6,774)	(4,044)	(1,477)
Depreciation	(2,179)	(2,714)	(2,262)
Translation differences	5	(15)	(305)
Property, plant and equipment at end of period	(8,948)	(6,774)	(4,044)
Amortization, Depreciation and impairment | Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,411)	(760)	(262)
Depreciation	(735)	(651)	(441)
Translation differences	1		(57)
Property, plant and equipment at end of period	(2,145)	(1,411)	(760)
Amortization, Depreciation and impairment | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,093)	(543)	(103)
Depreciation	(257)	(539)	(401)
Translation differences	1	(11)	(39)
Property, plant and equipment at end of period	(1,350)	(1,093)	(543)
Amortization, Depreciation and impairment | Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(116)	(82)	(44)
Depreciation	(35)	(34)	(32)
Translation differences			(6)
Property, plant and equipment at end of period	$ (150)	$ (116)	$ (82)